Share-based compensation - Significant inputs used in the estimation of the fair value (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based compensation
Closing share price of our common stock	$ 9.06	$ 16.25
Risk-free rate of return	3.95%	4.27%
Expected volatility of our common stock	46.59%	52.11%
Holding period discount	0.00%	0.00%
Simulation term (in years)	3 years	3 years